Summary of Significant Accounting Policies (Details Textual) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Foreign Currency Transaction Gain (Loss), Realized	HKD 3,670	HKD 1,564	HKD 3,261